Borrowings - Summary of Borrowings (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2023
The 1561st Won Denominated Unsecured Bond March Twenty Five Twenty Twenty Five [member]
Disclosure of detailed information about borrowings [line items]
CMS rate	2.993%
The 1562nd Won Denominated Unsecured Bond March Twenty Five Twenty Thirty Two [member]
Disclosure of detailed information about borrowings [line items]
CMS rate	2.99%
Fr Notes November One Twenty Twenty Four [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis spread on SOFR rate	5.38%
Borrowings, interest rate basis	SOFR+1.210
Borrowings, adjustment to interest rate basis	1.21%